Income Taxes - Summary of Unrecognized Deferred Tax Assets on Tax Losses Carryforwards (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure details of carry forward details of tax losses unutilised for which no deferred tax assets are recognised [Line items]
Tax losses carryforward	¥ 762,196	¥ 712,357
Within 5 years [Member]
Disclosure details of carry forward details of tax losses unutilised for which no deferred tax assets are recognised [Line items]
Tax losses carryforward	7,791	75,839
Between 5 and 10 years [Member]
Disclosure details of carry forward details of tax losses unutilised for which no deferred tax assets are recognised [Line items]
Tax losses carryforward	357,421	313,895
Later than 10 years [Member]
Disclosure details of carry forward details of tax losses unutilised for which no deferred tax assets are recognised [Line items]
Tax losses carryforward	¥ 396,984	¥ 322,623